EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
EQUITY
Schedule of composition of share capital
	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding*)	Authorized	Issued and outstanding*)
	Number of shares

Ordinary shares of NIS 0.01 par value each	25,000,000	16,391,382	25,000,000	16,391,382

*)	Net of treasury shares – see (c).

Schedule of movements in Share Options
Balance on January 1, 2023	1,733,875

Exercise of share options	(1,703,908)
Expiration of share options	(29,967)

Balance on December 31, 2023	-

Schedule of issued and outstanding share capital
Number of shares

Balance at January 1, 2023	14,682,272

Exercise of share options	1,703,908
Exercise of employees share options	5,202

Balance at December 31, 2023	16,391,382

Exercise of share options	-
Exercise of employees share options	-

Balance at December 31, 2024	16,391,382

Schedule of number and weighted average exercise prices ("WAEP") of, and movements in, share options
	2024		2023
	No. of options	WAEP (CHF)	No. of options	WAEP (CHF)

Outstanding at the beginning of the year	1,220,241	12.27	1,001,430	11.85
Granted during the year	500,000	6.26	423,500	13.03
Forfeited during the year	(317,278)	9.26	(165,881)	12.89
Exercised during the year *)	-		(38,808)	7.04

Outstanding at the end of the year	1,402,963	10.81	1,220,241	12.27

Exercisable at the end of the year	738,664	13.46	720,758	11.02

*)	The weighted average share price at the date of exercise of these options was CHF 8.13. Exercise was cashless.